Recapitalization (Details)	3 Months Ended
Mar. 31, 2023 USD ($) shares
Recapitalization (Details) [Line Items]
Gross proceeds	$ 2,235,551
Transaction costs	2,030,677
Shares redemption	$ 10,205,269
Initial public offering [Member]
Recapitalization (Details) [Line Items]
Shares issued (in Shares) | shares	8,625,000
Warrants [Member]
Recapitalization (Details) [Line Items]
Shares issued (in Shares) | shares	5,200,000
Class A Common Stock [Member]
Recapitalization (Details) [Line Items]
Aggregate payment	$ 105,264,009